Administrative, operation and project expenses (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Administrative, operation and project expenses:
Administrative expenses	$ 3,360,989	$ 2,844,627
Operations and project expenses	3,915,872	2,833,523
Administration expenses.
Administrative, operation and project expenses:
General expenses	1,542,546	1,269,973
Labor expenses	1,407,865	1,208,844
Depreciation and amortization	348,306	314,566
Taxes	62,272	51,244
Operations and project expenses
Administrative, operation and project expenses:
Labor expenses	292,543	270,162
Depreciation and amortization	49,631	73,700
Taxes	632,085	562,837
Commissions, fees, freights and services	1,232,089	896,113
Exploration expenses	1,303,339	637,590
Fee for regulatory entities	230,357	123,128
Maintenance	69,540	82,440
Others	$ 106,288	$ 187,553